Segment information (Revenues by Geographic Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Geographical Information With Respect To Revenues [Abstract]
Revenues	$ 21,662	$ 20,063	$ 18,676
United States [Member]
Geographical Information With Respect To Revenues [Abstract]
Revenues	17,167	15,396	14,480
Rest of the world (ROW) [Member]
Geographical Information With Respect To Revenues [Abstract]
Revenues	$ 4,495	$ 4,667	$ 4,196